TRANSAMERICA SERIES TRUST
Transamerica Aegon U.S. Government Securities VP
Transamerica Morgan Stanley Capital Growth VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
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Transamerica Aegon U.S. Government Securities VP
Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will reduce its management fee schedule and sub‑advisory fee schedule as set forth below. Also as set forth below, the expense cap on each class of the portfolio will be reduced, and the term of the expense cap on each class will be extended.
Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $250 million	0.515%
Over $250 million up to $500 million	0.51%
Over $500 million up to $1 billion	0.48%
In excess of $1 billion	0.47%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.51%	0.51%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.55%	0.80%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$56	$176	$307	$689
Service Class	$82	$255	$444	$990
The following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:
Transamerica Aegon U.S. Government Securities VP: Effective November 1, 2023, the management fee is 0.515% of the first $250 million; 0.51% over $250 million up to $500 million; 0.48% over $500 million up to $1 billion; and 0.47% in excess of $1 billion in average daily net assets. Prior to November 1, 2023, the management fee was 0.55% of the first $500 million; 0.50% over $500 million up to $1.5 billion; and 0.48% in excess of $1.5 billion in average daily net assets.

The following information will replace the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” with respect to the portfolio:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Aegon U.S. Government Securities VP	0.515% of the first $250 million 0.51% over $250 million up to $500 million 0.48% over $500 million up to $1 billion 0.47% in excess of $1 billion
The following information will replace the corresponding information appearing in the table contained in the “Sub‑Advisory Fees” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub‑Advisers” with respect to the portfolio:

Portfolio	Sub‑Adviser	Sub‑Advisory Fees
Transamerica Aegon U.S. Government Securities VP	Aegon USA Investment Management, LLC	0.12% of average daily net assets
The following information will replace the corresponding information in the Statement of Additional Information in the table under the heading “Expense Limitation” with respect to the portfolio:

Portfolio Name	Expense Cap Initial Class	Expense Cap Service Class	Expiration Date of Expense Cap
Transamerica Aegon U.S. Government Securities VP	0.56%	0.81%	May 1, 2025
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Transamerica Morgan Stanley Capital Growth VP
Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will reduce its management fee schedule and sub‑advisory fee schedule as set forth below.
Transamerica Asset Management, Inc. (“TAM”) will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415%
Over $3 billion up to $4 billion	0.59%
Over $4 billion up to $5 billion	0.575%
In excess of $5 billion	0.55%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial
Management fees[1]	0.68%
Distribution and service (12b‑1) fees	None
Other expenses[2]	0.07%
Total annual fund operating expenses	0.75%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$77	$240	$417	$930
The following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:
Transamerica Morgan Stanley Capital Growth VP: Effective November 1, 2023, the management fee is 0.6825% of the first $1.5 billion; 0.6415% over $1.5 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.55% in excess of $5 billion in average daily net assets. Prior to November 1, 2023, the management fee was 0.755% of the first $750 million; 0.715% over $750 million up to $1.5 billion; 0.645% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets.
The following information will replace the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” with respect to the portfolio:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Morgan Stanley Capital Growth VP	0.6825% of the first $1.5 billion 0.6415% over $1.5 billion up to $3 billion 0.59% over $3 billion up to $4 billion 0.575% over $4 billion up to $5 billion 0.55% in excess of $5 billion
The following information will replace the corresponding information appearing in the table contained in the “Sub‑Advisory Fees” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub‑Advisers” with respect to the portfolio:

Portfolio	Sub‑Adviser	Sub‑Advisory Fees
Transamerica Morgan Stanley Capital Growth VP(14)	Morgan Stanley Investment Management Inc.	0.25% of the first $1.5 billion 0.23% over $1.5 billion up to $3 billion 0.20% in excess of $3 billion

(14)
The average daily net assets for the purpose of calculating sub‑advisory fees will be determined on the basis of the combined assets of Transamerica Morgan Stanley Capital Growth VP; Transamerica Capital Growth and the portion of the assets of Transamerica Large Growth that are sub‑advised by Morgan Stanley Investment Management Inc., each a series of Transamerica Funds; Morgan Stanley Growth Retirement Option, a separately managed account of Transamerica Life Insurance Company that is advised by Morgan Stanley Investment Management Inc.; and Transamerica Large Cap Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub‑advised by Morgan Stanley Investment Management Inc.

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Investors Should Retain this Supplement for Future Reference
November 1, 2023